                        Supplement Dated July 1, 2002 to
                    the Prospectus dated January 2, 2002 for

                        THE OLSTEIN FINANCIAL ALERT FUND

     The following  information amends and supplements the information set forth in the  Prospectus  dated January 2, 2002 for The Olstein  Financial  Alert Fund
(the "Fund") in order to reflect changes to the Fund's Class C Shares  effective
July 1, 2002:

     The bar chart and "Average  Annual Total  Returns"  tables on page 4 of the
Prospectus are deleted and replaced with the following:

                      Total Return for Class C as of 12/31*

                                1996            24.36%
                                1997            34.83%
                                1998            15.01%
                                1999            34.89%
                                2000            12.93%
                                2001            17.25%

Best Quarter:   Q4      1998    27.67%
Worst Quarter:  Q3      2001   -22.05%

*    The above returns do not reflect the 1.00% contingent deferred sales charge
     ("CDSC")  which is imposed if an investor  redeems within the first year of purchase.  There is no CDSC if shares are redeemed more than one year after they are purchased.  If the CDSC was reflected,  returns would be less than those shown above.

                  Average Annual Total Returns as of 12/31/2001

                                                                        SINCE
                                                                      INCEPTION
            FOR CLASS C                 1 YEAR      5 YEARS            9/21/95
Olstein Financial Alert Fund (with      16.25%       22.60%             22.25%
redemption)1
S&P 500 Index (with dividends          -11.89%       10.68%             13.03%
reinvested)2
Lipper Mid-Cap Value Funds Index3        6.73%        9.76%             14.86%

                                                          SINCE INCEPTION
         FOR ADVISER CLASS              1 YEAR                9/21/99
Olstein Financial Alert Fund            18.13%                18.06%
S&P 500 Index (with dividends          -11.89%                -5.26%
reinvested)2
Lipper Mid-Cap Value Funds Index3        6.73%                12.21%

1    The 1 Year  average  annual  total return for Class C for 2001 assumes that the shareholder  redeemed at the end of the first year and paid the CDSC of
     1.00%.  The 1 Year  return  for 2001 if the  shareholder  did not redeem is
     17.25% as  reflected  in the bar chart  above.  The  average  annual  total returns  for Class C shown for 5 years and since  inception  do not include the CDSC  because  there is no CDSC if shares are held  longer than 1 year.
     The 1 Year average  annual  total return shown for Adviser  Class is higher than the 1 Year return shown for Class C mainly  because  there is no 1.00%
     CDSC if you redeem Adviser Class shares within the first year.

2    The S&P 500  Index is an  unmanaged  index  created  by  Standard  & Poor's
     Corporation  that is considered to represent U.S. stock market  performance in general,  and is not an investment  product available for purchase.  The
     Fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the
     S&P 500 Index does not. An individual  who purchases an investment  product which  attempts  to mimic the  performance  of the S&P 500 Index will incur expenses  such as  management  fees,  transaction  costs,  etc. that reduce returns.

3    The Lipper  Mid-Cap Value Funds Index consists of the average return of the
     30 largest  mid-cap  value  funds  tracked by Lipper  Analytical  Services.
     Performance is presented after the deduction of all fees.

     The  "Shareholder  Transaction  Fees" table on page 5 of the  Prospectus is deleted and replaced with the following:

                                  FUND EXPENSES

          The following tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees (fees paid directly from    Class C   Adviser Class
your investment)                                         -------   -------------

   Maximum Sales Charge on Purchases...............       None        None

   Maximum Contingent Deferred Sales Charge........       1.00%1      None

   Maximum Sales Charge on Reinvested Dividends....       None        None

   Redemption Fees.................................       None2       None2

1    There is no CDSC if you redeem Class C shares one year after purchase.  The
     CDSC may be waived under certain circumstances.

2    The transfer  agent charges a $15.00 fee for each wire  redemption  and for redemption proceeds sent by overnight courier.

     The  "Expense  Example"  pertaining  to  Class  C  shares  on page 5 of the
Prospectus is deleted and replaced with the following:

Expense Example

  Class C

          1 year         3 years          5 years          10 years

            $321            $682           $1,169            $2,513

You would pay the  following  expenses if you did not redeem your Class C shares and, therefore, did not pay a CDSC:

          1 year         3 years          5 years          10 years

            $221            $682           $1,169            $2,513

     The  "Additional  Performance  Information"  on page 6 of the Prospectus is deleted and replaced with the following:

                       ADDITIONAL PERFORMANCE INFORMATION

FUND PERFORMANCE

     The  following  table  shows the  performance  of the Class C Shares of the
Fund, the Lipper Mid-Cap Value Funds Index and the S&P 500 Index from the Fund's inception on September 21, 1995 through December 31, 2001.

        Period                 Olstein Financial          Lipper     S&P 500
                              Alert Fund-Class C          Mid-Cap    Index3
                             If no           If           Value      (Dividends
                           redemption     redemption      Funds      Reinvested)
                           at end of      at end of       Index2
                             period        period1

One Year Total Return
(calendar year ended           17.25%         16.25%        6.73%        -11.89%
12/31/01)

Five Year Total Return
(calendar year ended           22.60%         22.60%        9.76%         10.68%
12/31/01)

Average Annual Total
Return
Since Inception of the
Fund
(9/21/95 - 12/31/02)           22.25%         22.25%       14.86%         13.03%

1   The One Year Total Return for 2001 assumes that the shareholder  redeemed at the end of the first  year and paid the CDSC of 1.00%.  The  average  annual total  return for five years and since  inception  does not include the CDSC because there is no CDSC if shares are held longer than 1 year.

2   The Lipper  Mid-Cap Value Funds Index  consists of the average return of the
    30  largest  mid-cap  value  funds  tracked by Lipper  Analytical  Services.
    Performance is presented after the deduction of all fees.

3   The S&P 500  Index  is an  unmanaged  index  created  by  Standard  & Poor's
    Corporation  that is considered to represent U.S.  stock market  performance in general,  and is not an investment  product  available for purchase.  The
    Fund returns presented above include operating  expenses (such as management fees,  transaction costs, etc.) that reduce returns, while the return of the
    S&P 500 Index does not. An individual  who  purchases an investment  product which  attempts  to mimic the  performance  of the S&P 500 Index  will incur expenses  such as  management  fees,  transaction  costs,  etc.  that reduce returns.

     The sixth  paragraph on page 11 of the  Prospectus  is deleted and replaced with the following:

          To promote the sale of the Fund's Class C shares, Olstein & Associates makes  up-front  payments  to selling  dealers in amounts up to 1.0% of the amount invested by the dealers' clients in the Fund. Dealers also receive a
     portion  of  the  ongoing  12b-1  fees   associated   with  their  clients'
     investments.  Up-front  payments to selling  dealers are financed solely by
     Olstein & Associates and there are no up-front  changes to investors or the
     Fund.

     The eighth  paragraph on page 11 of the  Prospectus is deleted and replaced with the following:

     CONTINGENT DEFERRED SALES CHARGE

          Class C shares of the Fund redeemed  within the first year of purchase may be subject to a contingent deferred sales charge (CDSC) of 1.00% of the amount redeemed.  There is no CDSC if Class C shares are redeemed more than one year after  purchase.  The CDSC is waived  for  certain  categories  of investors  of Class C shares of the Fund (see "HOW TO REDEEM  SHARES")  and
     Advisor Class shares are not subject to a CDSC.

     The third  sentence  on page  fifteen  of the  Prospectus  is  deleted  and replaced with the following:

          In addition,  if you own and redeem Class C shares  within one year of purchase, the shares may be subject to a CDSC.

     The  "Contingent  Deferred  Sales  Charge"  section  on pages  17-18 of the
Prospectus is deleted and replaced with the following:

     CONTINGENT DEFERRED SALES CHARGE

          If you are a client of Olstein &  Associates  who  maintains a private brokerage account at the time of purchase, your account will not be subject to the CDSC described in this Prospectus

          If you submit a  redemption  request for Class C shares for a specific dollar amount,  and the  redemption  request is subject to a CDSC, the Fund will redeem the number of shares  necessary to deduct the  applicable  CDSC and tender the  requested  amount to you if you have  enough  shares in the account.  Class C shares  which are sold  within  the  first  year of their purchase  will be assessed the  applicable  CDSC on the  original  purchase price of such shares.  Purchases by  participants in 401(k) or 403(b) plans for  which  the Fund is  listed  as an  investment  option  and  Olstein  &
     Associates is listed as broker of record, will not be subject to any CDSC.

          If after redeeming  Class C shares,  you decide to repurchase the same amount of Class C shares  within 90 days of a redemption  which was subject to a CDSC,  you will  receive an amount of shares  equal to the  repurchase plus the number of shares necessary to reimburse the amount of the CDSC.

                 Year After Purchase                 CDSC
                        Made               (as a % of dollar amount
                                              subject to charge)

                  Up to 1 year:..................    1.00%

                        Supplement Dated July 1, 2002 to
        the Statement of Additional Information dated January 2, 2002 for

                        THE OLSTEIN FINANCIAL ALERT FUND

     The following  information amends and supplements the information set forth in the Statement of Additional Information ("SAI") dated January 2, 2002 for The
Olstein Financial Alert Fund (the "Fund") effective July 1, 2002:

     The last  paragraph  on page 15 of the SAI is deleted in its  entirety  and replaced with the following:

          Class C shares and Advisor  Class  shares are offered  without a front end sales  charge hence the  Distributor  receives no such  commissions  in connection with sales of such shares.  As explained  above, the Distributor is  responsible  for paying  up-front  commissions  to Selling  Dealers and others from its own assets in order to facilitate sales of the Fund's Class
     C shares.  Where investors remain with the Fund long-term,  the Distributor may recoup these fees through 12b-1 payments as the  expenditures  are made in connection  with the  distribution  of the Fund's Class C shares.  Where
     investors  sell  their  Class  C  shares  of  the  Fund  prematurely,   the
     Distributor  may be unable  to  recoup  these  expenditures  through  12b-1 payments.  As a result, the Fund imposes contingent  deferred sales charges on  redemptions  of Class C shares.  Prior to July 1, 2002,  the contingent deferred  sales charges were imposed on  redemptions of Class C shares made within two years after the initial purchase with the Distributor  retaining those  contingent  deferred  sales  charges.  Effective  July  1,  2002,  a contingent  deferred  sales charge applies to redemptions of Class C shares made  within  one year  after  the  initial  purchase;  like  the  previous arrangement,  the Distributor  continues to retain the contingent  deferred sales charge on Class C shares.

          For the fiscal year ended August 31, 2001,  the  Distributor  received contingent  deferred sales loads imposed on certain  redemptions of Class C shares in the amount of  $112,511.  The  Distributor  also  received  other compensation in the form of 12b-1 payments which, for the fiscal year ended
     August 31, 2001, totaled  $5,192,716.  Of that amount, the Distributor paid the entire  $5,192,176  plus $1,222,413 out of its own assets to compensate
     Selling Dealers,  pay administration  and shareholder  servicing costs, pay salaries of sales personnel and pay other marketing related expenses.

     The return information for the Class C shares of the Fund on page 25 of the
SAI is deleted in its entirety and replaced with the following:

          The return  information for the Class C shares of the Fund is shown in the table below:

                                  without the CDSC        with the CDSC
                                  ----------------        -------------
      Annual Return for                11.12%                 10.12%
      the Fiscal Year
      ended 8/31/01
      Annual Total Return              24.82%                 24.82%
      for the Period from
      9/1/96 -8/31/01
      Total Return for the             22.83%                 22.83%
      Period from 9/21/85
      - 8/31/01